Basis of Presentation and New Accounting Standards (Additional Information) (Details) $ / shares in Units, $ in Thousands				3 Months Ended	12 Months Ended
	Apr. 27, 2023	Apr. 21, 2023	Apr. 20, 2023 $ / shares	Mar. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 $ / shares shares	May 01, 2023 shares	Apr. 30, 2023 shares	Apr. 04, 2023 $ / shares	Dec. 31, 2022 $ / shares shares
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Common stock, par value (in dollars per share) | $ / shares			$ 0.001	$ 0.001	$ 0.001			$ 0.001	$ 0.001
Stock split conversion ratio		0.06
Reverse stock split effective date	May 01, 2023
Common stock, shares issued (in shares)				4,522,656	4,522,656	2,500,000	37,400,000		2,240,092
Preferred stock, shares authorized (in shares)				5,000,000	5,000,000				5,000,000
Common stock, reverse stock split, fractional shares issued				0	0
Stock issued during period reverse stock splits, shares				1,310	1,310
Equity Incentive Plans [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Common stock capital shares reserved for future issuance						200,000	3,000,000
Outstanding Warrants and Options [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Common stock capital shares reserved for future issuance						100,000	2,000,000
Minimum [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Stock split conversion ratio			0.33
Maximum [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Stock split conversion ratio			0.06
Unrealized gain on available-for-sale securities | $				$ 1,000